Leases - Summary of Lease Cost (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Lease, Cost [Abstract]
Operating lease cost	¥ 887,006	$ 124,932	¥ 1,040,862	¥ 953,325
Short-term lease cost	8,285	1,167	11,219	12,227
Variable lease cost	7,073	996	14,896	8,247
Total	902,364	127,095	1,066,977	973,799
Cash paid for operating leases	904,637	127,415	1,046,689	1,002,511
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 537,700	$ 75,733	¥ 393,755	¥ 1,671,666